Voyage revenues (Tables)	6 Months Ended
Jun. 30, 2021
Revenue from Contract with Customer [Abstract]
Voyage Revenues (Table)

	Six months ended June 30,
	2020	2021

Time charters	$125,619	$248,067
Voyage charters	181,781	268,191
Pool revenues	(404)	(4,380)
	$306,996	$511,878